14. Investment properties (Details 3) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Investment property [abstract]
Lease revenue	R$ 31
Operating expenses from investment properties that generate revenue	(4)
Operating expenses from investment properties that do not generate revenue	(12)
Net result generated by investment properties	R$ 15